As filed with the Securities and Exchange Commission May 22, 2013

File Nos. 002-81915 and 811-03668

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 49

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 51

THE WRIGHT MANAGED INCOME TRUST

440 Wheelers Farm Road

Milford, Connecticut 06461

207-347-2000

Christopher A. Madden

Atlantic Fund Services

Three Canal Plaza, Suite 600

Portland, Maine 04101

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)

[   ]      on ______ pursuant to Rule 485, paragraph (b)(1)

[   ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)

[   ]      on ______ pursuant to Rule 485, paragraph (a)(1)

[   ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)

[   ]      on ______ pursuant to Rule 485, paragraph (a)(2)

[   ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milford, and the State of Connecticut on the 22nd day of May, 2013.

THE WRIGHT MANAGED INCOME TRUST

/s/ Peter M. Donovan
Peter M. Donovan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on the 22nd day of May, 2013.

SIGNATURE	TITLE

/s/ Peter M. Donovan	President, Principal Executive Officer
Peter M. Donovan	and Trustee

Michael J. McKeen*	Treasurer, Principal Financial
Michael J. McKeen	and Accounting Officer

James J. Clarke*	Trustee
James J. Clarke

Dorcas R. Hardy*	Trustee
Dorcas R. Hardy

Richard E. Taber*	Trustee
Richard E. Taber

* By:

/s/ Peter M. Donovan

Peter M. Donovan

Attorney-in-Fact

Pursuant to power of attorney as previously filed.

EXHIBITS LIST

EXHIBIT

Instance Document

Ex-101.INS

Schema Document

Ex-101.SCH

Definition Linkbase Document

Ex-101.DEF

Label Linkbase Document

Ex-101.LAB

Presentation Linkbase Document

Ex-101.PRE